Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (3.2%)
	Verizon Communications Inc.	969,723	46,362
	Walt Disney Co.	407,312	41,477
	AT&T Inc.	1,609,790	39,923
	Comcast Corp. Class A	824,960	20,517
	T-Mobile US Inc.	108,853	20,413
*	Warner Bros Discovery Inc.	569,870	15,392
	Electronic Arts Inc.	27,531	5,554
	Omnicom Group Inc.	72,382	5,263
*	Take-Two Interactive Software Inc.	19,221	4,309
*	Charter Communications Inc. Class A	19,810	2,854
*	Live Nation Entertainment Inc.	16,935	2,852
	News Corp. Class A	86,109	2,247
*	Trade Desk Inc. Class A	101,439	2,187
	Fox Corp. Class A	16,118	1,030
	News Corp. Class B	27,241	812
	Paramount Skydance Corp. Class B	71,163	755
	Fox Corp. Class B	10,590	608
			212,555
Consumer Discretionary (10.8%)
*	Amazon.com Inc.	1,055,627	285,695
*	Tesla Inc.	245,710	107,078
	Home Depot Inc.	228,833	72,572
	Lowe's Cos. Inc.	128,969	27,646
	Starbucks Corp.	261,980	25,978
	McDonald's Corp.	91,650	25,589
	TJX Cos. Inc.	114,906	17,782
	General Motors Co.	207,861	17,302
	Ford Motor Co.	901,345	15,719
	NIKE Inc. Class B	273,850	12,660
*	Chipotle Mexican Grill Inc.	299,688	9,548
	DR Horton Inc.	61,679	9,072
	Ross Stores Inc.	38,708	8,970
	Garmin Ltd.	37,606	8,797
*	Airbnb Inc. Class A	51,490	6,864
*	Carvana Co.	79,719	5,819
	Williams-Sonoma Inc.	27,487	5,595
	Darden Restaurants Inc.	26,507	5,405
	PulteGroup Inc.	44,206	5,224
	Yum! Brands Inc.	32,585	4,821
	Lennar Corp. Class A	49,644	4,457
*	NVR Inc.	647	3,950
*	AutoZone Inc.	1,334	3,916
	Tractor Supply Co.	121,633	3,835
*	Deckers Outdoor Corp.	32,655	3,718
	Best Buy Co. Inc.	44,743	3,488
*	Aptiv plc	48,947	3,325
*	Lululemon Athletica Inc.	24,562	3,222
	Genuine Parts Co.	32,034	3,162
	eBay Inc.	26,948	2,945
	Hasbro Inc.	30,740	2,649
	Domino's Pizza Inc.	7,158	2,223
*	MGM Resorts International	44,114	1,926
	Pool Corp.	7,506	1,362
*	Norwegian Cruise Line Holdings Ltd.	45,645	837
*	Versigent plc	1,000	—
			723,151
Consumer Staples (8.9%)
	Walmart Inc.	1,007,956	116,671
	Costco Wholesale Corp.	102,066	97,608
	Procter & Gamble Co.	534,252	76,697
	PepsiCo Inc.	314,202	45,305

		Shares	Market Value ($000)
	Coca-Cola Co.	516,503	40,809
	Philip Morris International Inc.	157,502	27,938
	Altria Group Inc.	385,957	26,855
	Mondelez International Inc. Class A	294,423	18,010
	Colgate-Palmolive Co.	185,259	16,697
	Target Corp.	104,104	13,228
	Keurig Dr Pepper Inc.	312,568	9,386
	Archer-Daniels-Midland Co.	110,568	8,821
	Sysco Corp.	109,842	8,327
	Kroger Co.	133,541	8,300
	Kenvue Inc.	441,028	7,621
	Kimberly-Clark Corp.	76,419	7,458
	Hershey Co.	33,963	6,590
	Dollar General Corp.	50,667	5,604
	Church & Dwight Co. Inc.	54,501	5,212
	Estee Lauder Cos. Inc. Class A	56,886	5,060
*	Dollar Tree Inc.	42,549	4,954
	Kraft Heinz Co.	196,274	4,713
	Constellation Brands Inc. Class A	32,275	4,480
	General Mills Inc.	122,856	4,154
	Tyson Foods Inc. Class A	64,818	3,955
	Bunge Global SA	31,147	3,840
	McCormick & Co. Inc. (Non-Voting)	58,376	2,765
	J M Smucker Co.	24,606	2,539
	Clorox Co.	27,751	2,498
	Hormel Foods Corp.	66,746	1,551
	Molson Coors Beverage Co. Class B	38,772	1,533
	Conagra Brands Inc.	109,528	1,455
	Brown-Forman Corp. Class B	39,338	1,012
	Campbell's Co.	44,994	950
			592,596
Energy (7.0%)
	Exxon Mobil Corp.	960,773	139,562
	Chevron Corp.	430,935	78,628
	ConocoPhillips	281,613	32,098
	Williams Cos. Inc.	280,661	20,036
	SLB Ltd.	343,750	18,752
	Valero Energy Corp.	70,112	17,165
	Marathon Petroleum Corp.	67,817	16,871
	EOG Resources Inc.	124,735	16,637
	Phillips 66	92,646	16,295
	Baker Hughes Co.	227,291	14,519
	Kinder Morgan Inc.	450,339	13,996
	Targa Resources Corp.	49,381	12,596
	ONEOK Inc.	144,727	12,148
	Devon Energy Corp.	264,725	11,778
	Occidental Petroleum Corp.	165,518	9,373
	Diamondback Energy Inc.	44,539	8,528
	EQT Corp.	143,666	7,892
	Halliburton Co.	192,705	7,487
	Texas Pacific Land Corp.	13,331	5,239
	Expand Energy Corp.	54,819	5,097
	APA Corp.	81,743	2,978
			467,675
Financials (14.8%)
	Bank of America Corp.	1,525,419	78,712
	Visa Inc. Class A	173,925	56,762
	JPMorgan Chase & Co.	185,673	55,574
	Wells Fargo & Co.	710,948	55,127
	Citigroup Inc.	380,686	47,928
	Blackrock Inc.	33,166	34,721
	Charles Schwab Corp.	383,982	33,541
	Mastercard Inc. Class A	61,808	30,532
	Capital One Financial Corp.	143,624	26,991
	Chubb Ltd.	83,613	26,065
	Goldman Sachs Group Inc.	22,973	23,560
	Morgan Stanley	107,810	22,424
	PNC Financial Services Group Inc.	92,812	20,523
	Blackstone Inc.	171,996	20,118

		Shares	Market Value ($000)
	US Bancorp	357,183	19,591
	Intercontinental Exchange Inc.	130,460	19,289
	Marsh & McLennan Cos. Inc.	111,270	17,800
	S&P Global Inc.	39,378	16,696
	Aon plc Class A	49,302	15,582
	Travelers Cos. Inc.	49,744	14,520
	Truist Financial Corp.	290,128	13,987
	American Express Co.	39,405	12,471
	Allstate Corp.	59,814	12,327
	Aflac Inc.	107,436	12,078
	Arthur J Gallagher & Co.	59,090	11,884
	Progressive Corp.	59,297	11,290
	MetLife Inc.	126,582	10,467
	Fifth Third Bancorp	207,030	10,337
	State Street Corp.	64,189	9,990
	CME Group Inc.	36,515	9,988
*	Coinbase Global Inc. Class A	51,310	9,699
	Nasdaq Inc.	103,326	9,560
*	Block Inc. Class A	126,020	9,542
	Ameriprise Financial Inc.	21,005	9,362
	American International Group Inc.	123,459	9,164
	Moody's Corp.	18,357	8,320
	Bank of New York Mellon Corp.	58,578	8,168
	Hartford Insurance Group Inc.	63,965	8,132
	Prudential Financial Inc.	80,003	8,052
	Huntington Bancshares Inc.	466,693	7,635
	M&T Bank Corp.	34,933	7,549
*	Arch Capital Group Ltd.	82,251	7,348
	Northern Trust Corp.	42,875	7,094
*	Fiserv Inc.	123,773	7,001
	KKR & Co. Inc.	72,648	6,970
	Apollo Global Management Inc.	50,210	6,463
	Ares Management Corp. Class A	47,398	6,091
	Citizens Financial Group Inc.	97,789	6,088
*	Corpay Inc.	16,089	5,821
	PayPal Holdings Inc.	129,033	5,774
	Synchrony Financial	79,954	5,712
	Regions Financial Corp.	199,736	5,593
	Raymond James Financial Inc.	38,668	5,545
	Willis Towers Watson plc	21,846	5,454
	T. Rowe Price Group Inc.	50,305	5,258
	MSCI Inc.	8,117	5,125
	Fidelity National Information Services Inc.	119,202	5,124
	Principal Financial Group Inc.	45,523	4,717
	KeyCorp	215,617	4,599
	Loews Corp.	38,809	4,019
	Cboe Global Markets Inc.	11,796	3,935
	Brown & Brown Inc.	67,296	3,785
	Global Payments Inc.	48,449	3,658
	Everest Group Ltd.	9,367	3,035
	Invesco Ltd.	101,919	2,901
	Assurant Inc.	11,478	2,857
	Globe Life Inc.	18,359	2,813
	Cincinnati Financial Corp.	14,777	2,326
	Jack Henry & Associates Inc.	16,466	2,245
	Franklin Resources Inc.	70,368	2,183
	FactSet Research Systems Inc.	8,564	2,102
	W R Berkley Corp.	29,572	1,879
	Erie Indemnity Co. Class A	5,869	1,251
			990,824
Health Care (11.5%)
	UnitedHealth Group Inc.	208,257	79,202
	Merck & Co. Inc.	570,590	67,740
	Johnson & Johnson	227,162	51,186
	AbbVie Inc.	219,415	47,771
	Thermo Fisher Scientific Inc.	86,370	42,538
	Abbott Laboratories	399,828	34,225
	Pfizer Inc.	1,307,090	34,220
	Bristol-Myers Squibb Co.	468,304	26,778

		Shares	Market Value ($000)
	CVS Health Corp.	292,663	26,626
	Danaher Corp.	144,712	26,435
*	Vertex Pharmaceuticals Inc.	58,426	26,148
	Medtronic plc	294,578	21,743
	McKesson Corp.	28,139	20,892
	Elevance Health Inc.	49,639	19,518
	Gilead Sciences Inc.	131,179	17,634
	Cigna Group	60,554	16,798
	Regeneron Pharmaceuticals Inc.	23,172	14,246
	Stryker Corp.	45,954	14,020
	Amgen Inc.	39,639	13,350
	Cencora Inc.	44,760	12,057
	Cardinal Health Inc.	54,154	10,657
	Becton Dickinson & Co.	65,528	9,640
	Agilent Technologies Inc.	65,102	8,823
*	Waters Corp.	22,480	8,623
	Humana Inc.	27,749	8,475
	Zoetis Inc.	97,104	7,544
*	IQVIA Holdings Inc.	38,996	7,105
*	Biogen Inc.	33,780	6,621
	GE HealthCare Technologies Inc.	104,846	6,536
*	Centene Corp.	107,484	6,406
*	Edwards Lifesciences Corp.	72,077	6,232
*	Boston Scientific Corp.	112,207	5,421
	West Pharmaceutical Services Inc.	16,554	5,344
	Labcorp Holdings Inc.	19,069	4,959
	Quest Diagnostics Inc.	25,308	4,933
	Viatris Inc.	265,123	4,311
*	Moderna Inc.	80,011	3,776
	Zimmer Biomet Holdings Inc.	45,584	3,753
*	Dexcom Inc.	43,367	3,198
*	Mettler-Toledo International Inc.	2,478	2,925
	ResMed Inc.	15,117	2,881
*	Cooper Cos. Inc.	45,047	2,757
	Revvity Inc.	25,825	2,700
*	Align Technology Inc.	15,218	2,662
*	Solventum Corp.	34,045	2,552
	STERIS plc	11,298	2,403
*	Veeva Systems Inc. Class A	13,191	2,300
	Baxter International Inc.	118,784	2,231
*	Charles River Laboratories International Inc.	11,377	2,056
	Bio-Techne Corp.	36,052	1,863
	Universal Health Services Inc. Class B	12,741	1,862
*	Henry Schein Inc.	22,914	1,755
*	DaVita Inc.	7,683	1,493
			767,924
Industrials (10.9%)
	GE Aerospace	115,726	37,467
	Union Pacific Corp.	136,477	35,844
	Eaton Corp. plc	89,273	35,763
	Honeywell International Inc.	145,936	34,712
	Deere & Co.	57,950	31,419
	Lockheed Martin Corp.	46,555	24,695
*	Boeing Co.	101,178	23,387
	Automatic Data Processing Inc.	92,524	20,526
	FedEx Corp.	49,732	20,477
	CSX Corp.	427,418	19,345
	3M Co.	121,015	18,531
	United Parcel Service Inc. Class B	169,796	18,116
	Waste Management Inc.	85,260	18,029
	Northrop Grumman Corp.	30,649	17,276
	Norfolk Southern Corp.	51,648	15,751
	Illinois Tool Works Inc.	60,319	14,916
	L3Harris Technologies Inc.	42,930	13,531
	Emerson Electric Co.	93,186	13,402
	Cintas Corp.	78,166	13,387
	PACCAR Inc.	120,807	13,334
	WW Grainger Inc.	10,060	12,416
	Delta Air Lines Inc.	149,135	12,301

		Shares	Market Value ($000)
	AMETEK Inc.	52,962	11,961
	Fastenal Co.	264,030	11,670
	Carrier Global Corp.	180,633	11,537
	Trane Technologies plc	23,927	10,798
	Parker-Hannifin Corp.	12,747	10,767
	Westinghouse Air Brake Technologies Corp.	39,125	10,218
	Old Dominion Freight Line Inc.	42,335	9,532
	General Dynamics Corp.	27,449	9,520
	Republic Services Inc.	46,312	9,283
*	United Airlines Holdings Inc.	74,364	8,537
	Paychex Inc.	74,340	7,210
	Cummins Inc.	10,488	6,782
*	Copart Inc.	204,124	6,689
	Dover Corp.	31,039	6,560
	Johnson Controls International plc	47,883	6,419
	United Rentals Inc.	6,380	6,352
	Otis Worldwide Corp.	89,506	6,341
	Xylem Inc.	56,042	6,139
	Ingersoll Rand Inc.	81,900	5,867
	Hubbell Inc. Class B	12,228	5,791
	Rockwell Automation Inc.	11,629	5,245
	CH Robinson Worldwide Inc.	27,287	4,875
	Expeditors International of Washington Inc.	30,830	4,871
	Southwest Airlines Co.	113,068	4,856
	JB Hunt Transport Services Inc.	17,220	4,760
	Veralto Corp.	57,116	4,697
	Equifax Inc.	27,694	4,591
	Snap-on Inc.	11,964	4,441
	Fortive Corp.	72,098	4,205
	Broadridge Financial Solutions Inc.	26,863	4,129
	Leidos Holdings Inc.	29,410	3,759
*	Generac Holdings Inc.	13,497	3,751
	Lennox International Inc.	7,345	3,688
	Textron Inc.	40,072	3,677
	IDEX Corp.	17,235	3,634
	Nordson Corp.	12,149	3,491
	Masco Corp.	46,821	3,289
	Jacobs Solutions Inc.	27,004	3,237
	Stanley Black & Decker Inc.	35,720	2,837
	Huntington Ingalls Industries Inc.	9,031	2,783
*	Axon Enterprise Inc.	6,177	2,772
	Pentair plc	37,595	2,663
	Verisk Analytics Inc.	14,952	2,616
*	Builders FirstSource Inc.	25,475	1,943
	A O Smith Corp.	25,960	1,472
	Allegion plc	9,061	1,179
			726,059
Information Technology (21.0%)
	Apple Inc.	1,687,716	526,669
*	Intel Corp.	1,079,500	123,797
	Texas Instruments Inc.	208,638	63,777
	QUALCOMM Inc.	245,297	61,575
	Cisco Systems Inc.	426,899	51,407
	Analog Devices Inc.	112,317	46,482
	Oracle Corp.	187,138	42,252
	Western Digital Corp.	77,961	41,414
	Salesforce Inc.	184,442	35,247
	International Business Machines Corp.	103,211	30,736
	Dell Technologies Inc. Class C	68,324	28,758
	Accenture plc Class A	141,482	26,467
*	Adobe Inc.	94,380	24,464
*	Palo Alto Networks Inc.	81,746	23,027
*	Synopsys Inc.	43,968	20,912
	NXP Semiconductors NV	57,839	18,587
	Seagate Technology Holdings plc	18,052	15,882
	Motorola Solutions Inc.	38,084	15,359
*	Keysight Technologies Inc.	39,453	13,348
	Hewlett Packard Enterprise Co.	305,644	13,155
	Microchip Technology Inc.	124,365	11,771

		Shares	Market Value ($000)
*	ServiceNow Inc.	93,867	11,674
*	ON Semiconductor Corp.	90,642	10,933
	Corning Inc.	55,656	10,083
	Intuit Inc.	28,155	9,334
*	Cadence Design Systems Inc.	23,098	8,660
	Roper Technologies Inc.	24,442	7,957
	NetApp Inc.	45,550	7,939
	Qnity Electronics Inc.	48,182	7,516
*	Fortinet Inc.	53,816	7,425
*	Teledyne Technologies Inc.	10,800	6,694
	Cognizant Technology Solutions Corp. Class A	109,552	6,108
	HP Inc.	211,233	5,712
	Teradyne Inc.	15,140	5,667
*	Super Micro Computer Inc.	115,775	5,336
*	F5 Inc.	12,998	4,984
*	Akamai Technologies Inc.	33,124	4,953
*	Autodesk Inc.	20,511	4,744
	TE Connectivity plc	20,947	4,470
*	Workday Inc. Class A	27,443	4,012
*	PTC Inc.	27,374	3,798
	CDW Corp.	29,978	3,761
*	Fair Isaac Corp.	2,786	3,484
	Jabil Inc.	9,489	3,459
	Gen Digital Inc.	126,774	3,270
*	Tyler Technologies Inc.	9,908	3,103
*	Trimble Inc.	54,726	3,087
*	Zebra Technologies Corp. Class A	11,318	2,757
	Skyworks Solutions Inc.	34,585	2,692
*	GoDaddy Inc. Class A	31,153	2,674
*	Gartner Inc.	16,205	2,628
*	EPAM Systems Inc.	12,646	1,296
			1,405,296
Materials (3.7%)
	Linde plc	107,360	53,432
	Freeport-McMoRan Inc.	330,118	21,692
	CRH plc	154,030	16,757
	Sherwin-Williams Co.	52,957	16,091
	Ecolab Inc.	58,565	14,993
	Air Products and Chemicals Inc.	51,144	14,250
	Nucor Corp.	52,618	13,155
	Corteva Inc.	154,558	12,099
	Vulcan Materials Co.	30,409	8,603
	Steel Dynamics Inc.	31,583	8,216
	Martin Marietta Materials Inc.	13,873	8,069
	PPG Industries Inc.	51,622	5,832
	Dow Inc.	164,980	5,568
	Smurfit Westrock plc	120,190	4,946
	Albemarle Corp.	27,112	4,783
	DuPont de Nemours Inc.	94,120	4,557
	Packaging Corp. of America	20,521	4,492
	International Flavors & Fragrances Inc.	58,918	4,481
	Amcor plc	106,306	4,127
	International Paper Co.	121,489	4,066
	CF Industries Holdings Inc.	35,882	4,031
	LyondellBasell Industries NV Class A	59,240	3,949
	Ball Corp.	61,667	3,371
	Avery Dennison Corp.	17,792	2,830
	Mosaic Co.	73,318	1,752
			246,142
Real Estate (3.4%)
	Prologis Inc.	213,812	30,676
	Equinix Inc.	22,574	24,110
	American Tower Corp.	107,556	20,109
	Digital Realty Trust Inc.	74,264	14,110
	Realty Income Corp.	211,687	12,972
	Public Storage	36,334	11,034
	Crown Castle Inc.	100,175	9,166
	Simon Property Group Inc.	44,141	9,045
	Iron Mountain Inc.	68,051	8,728

		Shares	Market Value ($000)
*	CBRE Group Inc. Class A	66,827	8,356
	Extra Space Storage Inc.	48,833	7,047
	VICI Properties Inc. Class A	233,579	6,592
	AvalonBay Communities Inc.	32,583	5,947
	Equity Residential	78,965	5,168
	SBA Communications Corp.	24,509	4,979
	Ventas Inc.	52,438	4,427
	Weyerhaeuser Co.	165,831	4,064
	Essex Property Trust Inc.	14,716	4,012
	Invitation Homes Inc.	129,888	3,799
	Kimco Realty Corp.	155,063	3,734
	Mid-America Apartment Communities Inc.	26,860	3,467
	Host Hotels & Resorts Inc.	146,041	3,356
*	CoStar Group Inc.	97,503	3,140
	Healthpeak Properties Inc.	160,234	3,068
	Regency Centers Corp.	37,936	2,934
	UDR Inc.	69,238	2,555
	Camden Property Trust	23,776	2,534
	Federal Realty Investment Trust	17,978	2,151
	BXP Inc.	33,518	2,011
	Alexandria Real Estate Equities Inc.	36,001	1,788
			225,079
Utilities (4.3%)
	NextEra Energy Inc.	478,842	41,664
	Southern Co.	253,046	23,293
	Duke Energy Corp.	178,938	21,961
	American Electric Power Co. Inc.	124,442	15,763
	Sempra	149,810	13,353
	Dominion Energy Inc.	195,944	13,117
	Entergy Corp.	104,032	11,345
	Xcel Energy Inc.	135,697	10,788
	Exelon Corp.	234,693	10,711
	Public Service Enterprise Group Inc.	114,794	9,029
	Consolidated Edison Inc.	82,772	8,743
	WEC Energy Group Inc.	74,957	8,324
	PG&E Corp.	505,705	8,263
	Ameren Corp.	63,606	6,868
	DTE Energy Co.	47,806	6,830
	Constellation Energy Corp.	23,663	6,809
	Atmos Energy Corp.	38,096	6,443
	CenterPoint Energy Inc.	150,235	6,349
	Edison International	88,534	6,192
	PPL Corp.	170,194	6,023
	Eversource Energy	86,311	5,892
	FirstEnergy Corp.	119,596	5,548
	American Water Works Co. Inc.	44,902	5,535
	CMS Energy Corp.	70,511	5,117
	NiSource Inc.	110,078	5,088
	Evergy Inc.	52,953	4,344
	Alliant Energy Corp.	59,128	4,234
	Pinnacle West Capital Corp.	27,583	2,751
	AES Corp.	164,345	2,411
	NRG Energy Inc.	12,767	1,712
			284,500
Total Common Stocks (Cost $5,617,435)			6,641,801
Rights (0.0%)
*,1	Hologic Inc. CVR (Cost $—)	12,575	—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2]	Vanguard Market Liquidity Fund (Cost $23,041)	3.667%	230,435	23,042
Total Investments (99.9%) (Cost $5,640,476)				6,664,843
Other Assets and Liabilities—Net (0.1%)				9,776
Net Assets (100%)				6,674,619
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	21	7,976	183

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	811	(4.320)	15	—
Citigroup Inc.	8/31/2027	BANA	1,828	(4.362)	—	(14)
Elevance Health Inc.	2/1/2027	CITNA	434	(4.120)	—	(4)
Emerson Electric Co.	8/31/2026	BANA	5,075	(3.620)	122	—
Global Payments Inc.	8/31/2026	BANA	461	(4.278)	14	—
Goldman Sachs Group Inc.	8/31/2027	BANA	1,167	(4.434)	36	—
JPMorgan Chase & Co.	2/1/2027	CITNA	416	(4.270)	—	(4)
JPMorgan Chase & Co.	8/31/2027	BANA	3,471	(4.415)	—	(85)
PayPal Holdings Inc.	8/31/2026	BANA	3,493	(4.346)	46	—
PayPal Holdings Inc.	2/1/2027	CITNA	160	(3.970)	1	—
Raymond James Financial Inc.	2/1/2027	CITNA	256	(4.120)	—	(15)
Salesforce Inc.	8/31/2026	BANA	5,551	(3.570)	372	—
VICI Properties Inc. Class A	2/1/2027	CITNA	17	(4.070)	—	—
VICI Properties Inc. Class A	8/31/2027	BANA	480	(4.318)	—	(7)
					606	(129)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,641,801	—	—	6,641,801
Rights	—	—	—	—
Temporary Cash Investments	23,042	—	—	23,042
Total	6,664,843	—	—	6,664,843

Derivative Financial Instruments
Assets
Futures Contracts[1]	183	—	—	183
Swap Contracts	—	606	—	606
Total	183	606	—	789
Liabilities
Swap Contracts	—	(129)	—	(129)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.